Accounts payable (Tables)	6 Months Ended
Apr. 30, 2026
Accounts Payable [Abstract]
Schedule of Accounts Payable	Accounts payable consist of the following:
	April 30, 2026	October 31, 2025
Accounts payable to trade suppliers	$2,895,011	$3,055,063
Accounts payable	$2,895,011	$3,055,063